Share-based Compensation - Additional Information (Detail) ¥ / shares in Units, ¥ in Thousands		1 Months Ended	12 Months Ended
	Jun. 30, 2019 CNY (¥) ¥ / shares shares	Mar. 31, 2021 shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) $ / shares ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based awards granted, vesting period			4 years
Share-based compensation expenses | ¥			¥ 10,411		¥ (1,824)		¥ 52,253
Previously Reported [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based awards granted, vesting period			2 years 3 months
Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options outstanding			33,824,056	33,824,056
Share-based Payment Arrangement, Option [Member] | Global Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options, Granted			0		21,631,945
Share options outstanding			33,824,056	33,824,056	36,844,725	36,844,725	16,154,051	19,463,440
Weighted average fair value of the options | $ / shares				$ 0.0192		$ 0.0127
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted Shares Granted			3,430,745	3,430,745	8,113,544	8,113,544	13,332,607	23,809,190
Share-based compensation expenses | ¥			¥ 8,163		¥ 11,355		¥ 35,880
Unrecognized Share Based Compensation | ¥			¥ 770	$ 770	¥ 11,883	$ 11,883
Weighted Average Grant-Date Fair Value, Non-vested | ¥ / shares			¥ 0	$ 0	¥ 2.49	$ 2.49	¥ 0
Share Based Compensation, Other Than Share Options Granted					320,000
Restricted Stock [Member] | MR Cunjun Ma [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted Shares Granted	14,229,183
Share-based compensation expenses | ¥	¥ 59,778
Weighted Average Grant-Date Fair Value, Non-vested | ¥ / shares	¥ 4.2
Restricted Stock [Member] | Employee Restricted Shares Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted Shares Granted							23,809,190
Share Based Compensation, Other Than Share Options Granted		320,000